Royalties receivable (Tables)	12 Months Ended
Dec. 31, 2020
Royalties receivable
Schedule of royalties receivable

	December 31	December 31
	2021	2020
	$	$
Opening balance	1,060,000	—
Accretion interest	132,809	—
Royalties recognized during the year	450,000	1,600,000
Discounting	(134,155)	(390,000)
Amounts received during the year	(250,000)	(150,000)
Balance at end of the year	1,258,654	1,060,000

Current portion	311,111	—
Non-current portion	947,543	1,060,000
	1,258,654	1,060,000